INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
INVENTORIES [Line Items]
Inventories

Note 4. Inventories

Inventories consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Raw materials	$992	$1,015
Work-in-process	605	867
Finished goods	1,410	1,512
Total inventories	$3,007	$3,394

Note 4. Inventories

Inventories consist of the following as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Raw materials	$1,015	$673
Work-in-process	867	429
Finished goods	1,512	1,306
Total inventories	$3,394	$2,408

Inventories are carried and depicted above at the lower of cost or net realizable value. For the years ended December 31, 2020 and 2019, the Company had write-downs associated with obsolete inventory of $452,000 and $41,000, respectively. For the year ended December 31, 2020, the Company had a write-down associated with changes in price levels of $627,000. The Company had no write-downs associated with changes in price levels in 2019.